Share-Based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
13.	SHARE-BASED COMPENSATION

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 and November 29, 2023.

a.	Incentive Plan

2019 Plan

On September 19, 2019, September 1, 2020 and October 13, 2020, Ucommune Group granted 57,793, 7,683 and 797 share options to Ucommune Group’s employees and non-employees (the “Grantees”) at an exercise price of $0.024 per share respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The options will vest in accordance with four types of vesting schedules set out in the respective option award agreement.

For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.

For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.

For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.

For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.

On September 1,2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).

2020 Plan

In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.024 per share to $0.05018 (0.024 divided by 0.4783) per share. The 2020 Plan provides for the issuance of up to an aggregate of 29,953 of Class A ordinary shares. On August 19, 2022, the Company adopted an amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 41,667 Class A ordinary shares from 29,953 Class A ordinary shares to 71,620 Class A ordinary shares. On December 15, 2023, the Company adopted a third amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 1,000,000 Class A ordinary shares from 71,620 Class A ordinary shares to 1,071,620 Class A ordinary shares. On February 20, 2024, the Company adopted a fourth amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 3,000,000 Class A ordinary shares from 1,071,620 Class A ordinary shares to 4,071,620 Class A ordinary shares. On August 2, 2024, the Company adopted a fifth amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 3,000,000 Class A ordinary shares from 4,071,620 Class A ordinary shares to 7,071,620 Class A ordinary shares.

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,	For the six months ended June 30,
	2023	2024
	RMB	RMB
Risk-free interest rate	3.54%	4.01% - 4.45%
Volatility	102.39%	51.10% - 51.43%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares*	54.21	14.06 – 28.26

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the US Treasury Bond yield as at the valuation date with a maturity period close to the expected term of the options.

(2)	Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical weighted volatility of the ordinary shares of comparable listed companies including the Company itself over a period comparable to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)	Life of options

Life of options is extracted from option agreements.

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after November 17, 2020, were the closing prices of the Company’s ordinary shares traded in the stock exchange.

A summary of options activities during the year ended December 31, 2023 and six months ended June 30, 2024 is presented below:

	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2022	24,529	0.0504	9,400.37	6.93	3,028
Granted	37,494	0.0025	54.21
Exercised	(18,332)	0.0504	54.21
Forfeited	(325)	0.0504	4,504.06
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Granted	1,000,000	0.00021	23.37
Exercised	(682,866)	0.00021	24.14
Forfeited	(3,598)	0.00441	684.41
Options outstanding at June 30, 2024	356,902	0.00193	653.55	9.38	5,077
Options vested and expected to vest as of June 30, 2024	356,902	0.00193	653.55	9.38	5,077
Options exercisable as of June 30, 2024	356,902	0.00193	653.55	9.38	5,077

*	The number of options, exercise price and grant date fair value are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $2 of the Company’s ordinary share on June 30, 2024.

The fair values of the options granted for the year ended December 31, 2023 and six months ended June 30, 2024 are as follows:

	For the years ended December 31, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Weighted average grant date fair value of option per share	54.21	23.37
Aggregate grant date fair value of options*	2,037	23,373

*	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

As of June 30, 2024, there was no unrecognized compensation cost related to unvested share options.

Total share-based compensation expense of the above mentioned incentive plan for the six months ended June 30, 2023 and 2024 were as follows:

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
Cost of revenue	462	(4,119)
Selling and marketing	786	—
General and administrative	3,706	5,817
Total share-based compensation expense	4,954	1,698

b.	Earn-out compensation from SPAC Transaction

In connection with SPAC Transaction, 16,667 Earnout Shares were granted to certain shareholders of Ucommune Group.

The Company accounted for the Earnout Shares as share-based compensation under ASC 718. The Company determined the fair value of the earn-out shares using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy.

No share-based compensation expense of earn-out shares was recorded during the year ended December 31, 2023 and six months ended June 30, 2024.